REVENUES (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Disclosure of detailed information about revenues
	Six months ended June 30		Three months ended June 30
	2023	2022	2023	2022
	U.S. dollars in thousands

Revenues from sale of integrated POS devices	39,952	27,394	19,833	15,777
Recurring revenues:
SaaS revenues	27,473	21,172	14,284	10,825
Payment processing fee	41,144	26,777	22,042	14,609
	68,617	47,949	36,326	25,434
Total	108,569	75,343	56,159	41,211